Intangible Asset, Net - Schedule of Intangible Asset, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Asset, Net [Line Items]
Less: Accumulated amortization	¥ (3,867,473)		¥ (2,881,629)
Intangible asset, net	45,759,600	$ 6,510,300	46,745,444
Land use right [Member]
Schedule of Intangible Asset, Net [Line Items]
Intangible asset, gross	49,292,208		49,292,208
Franchise right [Member]
Schedule of Intangible Asset, Net [Line Items]
Intangible asset, gross	¥ 334,865		¥ 334,865